Document and Entity Information	Nov. 20, 2023
Cover [Abstract]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	IRNT
Security Exchange Name	NYSEArca
Amendment Flag	false
Entity Central Index Key	0001777946
Document Type	8-K
Document Period End Date	Nov. 20, 2023
Entity Registrant Name	IronNet, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39125
Entity Tax Identification Number	83-4599446
Entity Address, Address Line One	7900 Tysons One Place
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	(443)
Local Phone Number	300-6761
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false